Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2021 AUD ($)	Jun. 30, 2020 AUD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2017 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Representative warrants (in Dollars)					$ 110,400	$ 489,586
Share capital (in Dollars)					$ 800,000	$ 1,220,000
Assistance packages	$ 154,904
Finished goods	328,833
Raw materials (in Dollars)			$ 430,932
Raw materials
Raw materials non-current	1,266,587	1,722,349
Other income R&D tax concession refund	$ 306,154	308,225
Additional R&D fund		$ 50,055
Plant and Equipment [Member] | Bottom of range [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	2 years
Plant and Equipment [Member] | Top of range [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	5 years
Furniture, fittings and equipment [Member] | Bottom of range [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	3 years
Furniture, fittings and equipment [Member] | Top of range [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	15 years
Right-of-use assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives	3 years